UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a)

ATAC US Rotation ETF

Ticker: RORO

ATAC Credit Rotation ETF

Ticker: JOJO

Annual Report

August 31, 2022

www.atacfunds.com

ii

ATAC ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

ATAC US ROTATION ETF

Dear Fellow Shareholders:

On behalf of the Toroso Investments, LLC team, we would like to thank you for your investment in the ATAC US Rotation ETF (the “Fund”). The goal of the Fund is to serve as a strategy which over time can enhance an investment portfolio’s overall risk and return characteristics. By utilizing a buy and rotate approach, which uses historically leading indicators of volatility, the Fund places a large emphasis on risk management, seeking to rotate fully into exposure to U.S. Treasury securities (“Treasuries”) in advance of conditions that favor stock market stress.

For the annual return the for fiscal year ended August 31, 2022, the Fund returned a net asset value (“NAV”) return of -40.69% and market value return of -40.58%, versus a return of -11.23% for the S&P 500® Total Return Index.

Risk-on, risk-off strategies need periods of strong leadership from Treasuries relative to stocks in order to work effectively. So far, in 2022, Treasuries produced negative returns and are not behaving like a risk-off asset that benefits from stock market volatility. Since the December U.S. Federal Reserve Board meeting when Chair Powell indicated that the launch of a monetary tightening cycle was imminent, long duration Treasury yields have been rising aggressively even in the face of stock market declines. This environment of stocks and bonds generating negative returns at the same time is historic in nature, and has made conditions especially challenging for the Fund. High volatility, the use of leverage and the sequence interaction of Treasuries to stocks have all contributed to make this past year’s performance negative.

We remain hopeful for the potential of inflation cooling later this year, an eventual resolution to the Russia/Ukraine conflict and the return of more traditional intermarket relationships which can provide the catalyst for positive performance. Economic risks remain high and the possibility of a recession in the not-so-distant future looms, but we feel confident that these are the kinds of conditions that the Fund could potentially take advantage of when the behavior of Treasuries normalizes against stocks.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth. Compounding wealth requires positive returns and the avoidance of large losses – we believe there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the role that the strategy has in one’s overall portfolio asset allocation. Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Michael A. Gayed, CFA Portfolio Manager Toroso Investments, LLC	Michael Venuto Chief Investment Officer Toroso Investments, LLC

Past performance does not guarantee future results.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV.

2

ATAC US ROTATION ETF

Because the Fund invests in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, equity securities, growth stocks, large and small capitalization companies, non-diversification, fixed income investments, derivatives, leverage. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer duration and/or higher quality fixed income securities.

Because the Fund expects to change its exposure as frequently as each week based on short-term price performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Because the Adviser determines the exposure for the Fund based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. It is not possible to invest directly in an index. Index holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report or the Fund’s website www.atacfunds.com.

The Fund is distributed by Foreside Fund Services, LLC.

ATAC CREDIT ROTATION ETF

Dear Fellow Shareholders:

On behalf of the Toroso Investments, LLC team, we would like to thank you for your investment in the ATAC Credit Rotation ETF (the “Fund”). The goal of the Fund is to serve as a strategy which over time can enhance an investment portfolio’s overall risk and return characteristics. By utilizing a buy and rotate approach, which uses historically leading indicators of volatility, the Fund places a large emphasis on risk management, seeking to rotate fully into exposure to U.S. Treasury securities (“Treasuries”) in advance of conditions that favor credit market stress.

For the annual return for the fiscal year ended August 31, 2022, the Fund returned a net asset value (“NAV”) return of -19.58% and market value return of -19.61%, versus a return of -11.52% for the Bloomberg U.S. Aggregate Bond Index.

Utilities have spent most of 2022 outperforming the broader market, which signaled to the Fund an appropriate risk-off position. It didn’t make a difference though because Treasuries posted deep losses right alongside equities. The risk-on/risk-off strategies that have worked in the past didn’t work in 2022 because inflation was soaring, and the U.S. Federal Reserve Board (the “Fed”) was busy launching one of the most aggressive rate hiking cycles in decades. We’re clearly disappointed in the end results because the strategy was correct. When everything is declining in value, however, there’s been no place to turn.

We anticipate that traditional risk-on/risk-off strategies will begin working again when inflation falls from historically high levels and the Fed gives an indication that its rate hiking cycle is concluding. Treasuries behaving like a risk-off asset again will be the key driver in creating better opportunities for positive returns in the 2nd half of this year. From a tactical perspective, the Fund’s underlying strategy has proven effective over its relatively brief life. If stocks and bonds resume their normal inverse relationship, we’re hopeful that this will start translating into superior riskadjusted returns for investors.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth. Compounding wealth requires positive returns and the avoidance of large losses – we believe there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the role that the strategy has in one’s overall portfolio asset allocation. Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Michael A. Gayed, CFA Portfolio Manager Toroso Investments, LLC	Michael Venuto Chief Investment Officer Toroso Investments, LLC

Past performance does not guarantee future results.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV.

ATAC CREDIT ROTATION ETF

Because the Fund invests in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, equity securities, growth stocks, large and small capitalization companies, non-diversification, fixed income investments, derivatives, leverage. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer duration and/or higher quality fixed income securities.

Because the Fund expects to change its exposure as frequently as weekly based on short-term performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader fixed income market. Additionally, because the Adviser determines the exposure for the Fund based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader fixed income market if the Index is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. It is not possible to invest directly in an index. Index holdings are subject to change. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report or the Fund’s website www.atacfunds.com.

The Fund is distributed by Foreside Fund Services, LLC.

5

ATAC US ROTATION ETF

PERFORMANCE SUMMARY (Unaudited)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
11/17/20
11/30/20
12/31/20
1/31/21
2/28/21
3/31/21
4/30/21
5/31/21
6/30/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
5/31/22
6/30/22
7/31/22
8/31/22
ATAC US Rotation ETF - NAV
ATAC US Rotation ETF - Market
S&P 500® Total Return Index
Lipper Flexible Portfolio Fund Total Return Index

Total Returns for the periods ended August 31, 2022:	1 Year	Since Inception (11/17/2020)	Ending Value (8/31/2022)
ATAC US Rotation ETF - NAV	-40.69%	-16.35%	$7,269
ATAC US Rotation ETF - Market	-40.58%	-16.24%	7,286
S&P 500® Total Return Index	-11.23%	6.83%	11,253
Lipper Flexible Portfolio Fund Total Return Index	-14.02%	0.47%	10,084

This chart illustrates the performance of a hypothetical $10,000 investment made on November 17, 2020 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 282-2386. The Fund’s gross expense ratio is 1.40% and net expense ratio is 1.13% (as of the Fund’s most recently filed Prospectus). The Fund’s investment adviser (defined below) has agreed to reduce its Management Fees (defined below) for the Fund to 0.98% until at least December 31, 2022.

ATAC CREDIT ROTATION ETF

PERFORMANCE SUMMARY (Unaudited)

$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
7/15/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
5/31/22
6/30/22
7/31/22
8/31/22
ATAC Credit Rotation ETF - NAV
ATAC Credit Rotation ETF - Market
Bloomberg U.S. Aggregate Bond Index

Total Returns for the periods ended August 31, 2022:	1 Year	Since Inception (7/15/2021)	Ending Value (8/31/2022)
ATAC Credit Rotation ETF - NAV	-19.58%	-16.98%	$8,106
ATAC Credit Rotation ETF - Market	-19.61%	-17.05%	8,098
Bloomberg U.S. Aggregate Bond Index	-11.52%	-10.13%	8,864

This chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 282-2386. The Fund’s gross expense ratio is 1.41% and net expense ratio is 1.14% (as of the Fund’s most recently filed Prospectus). The Fund’s investment adviser (defined below) has agreed to reduce its Management Fees (defined below) for the Fund to 0.98% until at least December 31, 2022.

7

ATAC US ROTATION ETF

Asset Allocation (Unaudited)
as of August 31, 2022(1)
(% of Net Assets)

Short-Term Investment &
Liabilities in Excess of Other Assets, Net
0.8%

Exchange-Traded Funds
99.2%

Fund Holdings (Unaudited)
as of August 31, 2022(1)
(% of Net Assets)

Schwab U.S. Large-Cap Growth ETF	65.1%
Vanguard Small-Cap ETF	20.0%
ProShares UltraPro Russell2000	14.1%
Total	99.2%

(1)Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any securities.

ATAC CREDIT ROTATION ETF

Asset Allocation (Unaudited)
as of August 31, 2022(1)
(% of Net Assets)

Short-Term Investment &
Liabilities in Excess of Other Assets, Net
0.1%

Exchange-Traded Funds
99.9%

Fund Holdings (Unaudited)
as of August 31, 2022(1)
(% of Net Assets)

iShares 20+ Year Treasury Bond Fund	79.9%
iShares 7-10 Year Treasury Bond Fund	20.0%
Total	99.9%

(1)Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any securities.

9

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Schedule of Investments
August 31, 2022

Description	Shares	Value

EXCHANGE-TRADED FUNDS – 99.2%
ProShares UltraPro Russell2000(1)	22,984	$1,096,567
Schwab U.S. Large-Cap Growth ETF(2)	81,657	5,071,716
Vanguard Small-Cap ETF	8,223	1,559,985
Total Exchange-Traded Funds
(Cost $8,017,827)		7,728,268

SHORT-TERM INVESTMENTS – 0.9%
First American Government Obligations Fund, Class X, 2.042%(3)
(Cost $64,913)	64,913	64,913

Total Investments – 100.1%
(Cost $8,082,740)		7,793,181
Liabilities in Excess of Other Assets, Net – (0.1)%		(5,664)
Total Net Assets – 100.0%		$7,787,517

(1)Non-income producing security

(2)Value of this security exceeds 25% of the ATAC US Rotation ETF’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(3)The rate shown is the annualized seven day effective yield as of August 31, 2022.

10

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Schedule of Investments
August 31, 2022

Description	Shares	Value

EXCHANGE-TRADED FUNDS – 99.9%
iShares 7-10 Year Treasury Bond ETF(2)	12,293	$1,240,855
iShares 20+ Year Treasury Bond ETF(1)(2)	44,354	4,962,326
Total Exchange-Traded Funds
(Cost $6,399,595)		6,203,181

SHORT-TERM INVESTMENTS – 0.2%
First American Government Obligations Fund, Class X, 2.042%(3)
(Cost $10,686)	10,686	10,686

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 50.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470%(3)
(Cost $3,144,885)	3,144,885	3,144,885

Total Investments – 150.7%
(Cost $9,555,166)		9,358,752
Liabilities in Excess of Other Assets, Net – (50.7)%		(3,148,892)
Total Net Assets – 100.0%		$6,209,860

(1)Value of this security exceeds 25% of the ATAC Credit Rotation ETF’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $3,052,914 or 49.2% of the Fund’s net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven day effective yield as of August 31, 2022.

11

ATAC ETFs

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
August 31, 2022

	ATAC US Rotation ETF	ATAC Credit Rotation ETF

ASSETS:
Investments in securities, at value:
Unaffiliated issuers (Cost $8,082,740 and $9,555,166) (Note 2)	$7,793,181	$9,358,752	(1)
Receivables:
Dividends and interest	54	32
Securities lending income, net (Note 5)	1,011	1,521
Total assets	7,794,246	9,360,305

LIABILITIES:
Collateral received for securities loaned (Note 5)	—	3,144,885
Payables:
Management fees (Note 4)	6,729	5,560
Total liabilities	6,729	3,150,445

NET ASSETS	$7,787,517	$6,209,860

NET ASSETS CONSIST OF:
Paid-in capital	$18,731,147	$8,141,211
Total distributable (accumulated) earnings (losses)	(10,943,630)	(1,931,351)
Net assets	$7,787,517	$6,209,860

Net Asset Value (unlimited shares authorized):
Net assets	$7,787,517	$6,209,860
Shares of beneficial interest issued and outstanding	550,000	400,000
Net asset value	$14.16	$15.52

(1)Includes loaned securities with a value of $3,052,914.

12

ATAC ETFs

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended August 31, 2022

	ATAC US Rotation ETF	ATAC Credit Rotation ETF
INVESTMENT INCOME:
Dividend income	$336,059	$206,537
Securities lending income, net (Note 5)	91,655	3,119
Interest income	165	73
Total investment income	427,879	209,729

EXPENSES:
Management fees (Note 4)	299,439	98,722
Total expenses	299,439	98,722
Less: Management fee waiver (Note 4)	(64,679)	(21,324)
Net expenses	234,760	77,398

NET INVESTMENT INCOME (LOSS)	193,119	132,331

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(12,241,225)	(1,907,723)
Change in net unrealized appreciation/depreciation on investments	(480,918)	(202,448)

Net realized and unrealized gain (loss) on investments	(12,722,143)	(2,110,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,529,024)	$(1,977,840)

13

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
OPERATIONS:
Net investment income (loss)	$193,119	$66,310
Net realized gain (loss) on investments	(12,241,225)	3,547,907
Change in net unrealized appreciation/depreciation on investments	(480,918)	191,359
Net increase (decrease) in net assets resulting from operations	(12,529,024)	3,805,576

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	(19,678,962)	37,250,665

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(1,060,738)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,268,724)	41,056,241

NET ASSETS:
Beginning of year/period	41,056,241	—
End of year/period	$7,787,517	$41,056,241

(1)The Fund commenced operations on November 17, 2020. The information presented is from November 17, 2020 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Year Ended August 31, 2022		Period Ended August 31, 2021(1)
	Shares	Value	Shares	Value
Shares sold	400,000	$8,884,425	3,950,000	$91,101,655
Shares redeemed	(1,525,000)	(28,563,387)	(2,275,000)	(53,850,990)
Net increase (decrease)	(1,125,000)	$(19,678,962)	1,675,000	$37,250,665

14

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
OPERATIONS:
Net investment income (loss)	$132,331	$504
Net realized gain (loss) on investments	(1,907,723)	28,009
Change in net unrealized appreciation/depreciation on investments	(202,448)	6,034
Net increase (decrease) in net assets resulting from operations	(1,977,840)	34,547

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	4,507,850	3,997,250

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions - distributable earnings	(282,080)	(3,846)
Return of capital dividends	(66,021)	—
Total	(348,101)	(3,846)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,181,909	4,027,951

NET ASSETS:
Beginning of year/period	4,027,951	—
End of year/period	$6,209,860	$4,027,951

(1)The Fund commenced operations on July 15, 2021. The information presented is from July 15, 2021 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Year Ended August 31, 2022		Period Ended August 31, 2021(1)
	Shares	Value	Shares	Value
Shares sold	375,000	$7,453,765	200,000	$3,997,250
Shares redeemed	(175,000)	(2,945,915)	—	—
Net increase (decrease)	200,000	$4,507,850	200,000	$3,997,250

15

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Financial Highlights

For a capital share outstanding through each year/period.

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
PER SHARE DATA:
Net asset value, beginning of year/period	$24.51	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.16	0.06
Net realized and unrealized gain (loss) on investments	(9.88)	4.45
Total from investment operations	(9.72)	4.51

LESS DISTRIBUTIONS:
From net investment income	(0.63)	—
Total distributions	(0.63)	—

Net asset value, end of year/period	$14.16	$24.51

TOTAL RETURN(4)	(40.69)%	22.55	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (millions)	$7.8	$41.1

Ratio of expenses to average net assets
Before management fees waived	1.25%	1.25	%(5)
After management fees waived	0.98%	0.98	%(5)

Ratio of net investment income (loss) to average net assets
Before management fees waived	0.54%	0.06	%(5)
After management fees waived	0.81%	0.33	%(5)

Portfolio turnover rate(3)	1,212%	678%

(1)The Fund commenced operations on November 17, 2020. The information presented is from November 17, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

16

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Financial Highlights

For a capital share outstanding through each year/period.

	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
PER SHARE DATA:
Net asset value, beginning of year/period	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.30	0.00	(6)
Net realized and unrealized gain (loss) on investments	(4.14)	0.16
Total from investment operations	(3.84)	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.02)
From return of capital	(0.15)	—
Total distributions	(0.78)	(0.02)

Net asset value, end of year/period	$15.52	$20.14

TOTAL RETURN(4)	(19.58)%	0.79	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (millions)	$6.2	$4.0

Ratio of expenses to average net assets
Before management fees waived	1.25%	1.25	%(5)
After management fees waived	0.98%	0.98	%(5)

Ratio of net investment income (loss) to average net assets
Before management fees waived	1.41%	(0.16	)%(5)
After management fees waived	1.68%	0.11	%(5)

Portfolio turnover rate(3)	1,950%	174%

(1)The Fund commenced operations on July 15, 2021. The information presented is from July 15, 2021 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

ATAC ETFs

Notes to the Financial Statements

August 31, 2022

1. ORGANIZATION

The ATAC US Rotation ETF and ATAC Credit Rotation ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The ATAC US Rotation ETF commenced operations on November 17, 2020 and the ATAC Credit Rotation ETF commenced operations on July 15, 2021.

The investment objective of the ATAC US Rotation ETF is to seek total return. The investment objective of the ATAC Credit Rotation ETF is to seek current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation – Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2022:

ATAC US Rotation ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,728,268	$—	$—	$7,728,268
Short-Term Investments	64,913	—	—	64,913
Total Investments in Securities	$7,793,181	$—	$—	$7,793,181

ATAC Credit Rotation ETF
Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$6,203,181	$—	$—	$6,203,181
Short-Term Investments	—	10,686	—	—	10,686
Investments Purchased With Collateral From Securities Lending(1)	3,144,885	—	—	—	3,144,885
Total Investments in Securities	$3,144,885	$6,213,867	$—	$—	$9,358,752

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

Federal Income Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Securities Transactions and Investment Income – Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders from net investment income, if any, for the ATAC US Rotation ETF are declared and paid at least quarterly and for the ATAC Credit Rotation ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts – U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2022, the following adjustments were made:

Name of Fund	Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
ATAC US Rotation ETF	$(1,995,001)	$1,995,001
ATAC Credit Rotation ETF	(297,868)	297,868

During the year ended August 31, 2022, the ATAC US Rotation ETF and ATAC Credit Rotation ETF realized $1,995,001 and $297,868, respectively, in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital.

Recently Issued Accounting Pronouncements – In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management implemented a Rule 18f-4 Derivatives Risk Management Program effective August 19, 2022.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds began complying with Rule 2a-5 effective September 8, 2022. Effective on that date, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Funds’ investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

3. PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals – Because the Funds expect to change their exposure as frequently as each week based on short-term price performance information, (i) each Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to each Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to each Fund’s exposure may result in significant under performance relative to the broader equity or fixed income market.

Short-Term Signals Risk (ATAC US Rotation ETF) – Additionally, because the Adviser (defined below) determines the exposure for the ATAC US Rotation ETF based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the ATAC US Rotation ETF may significantly underperform relative to the broader equity or fixed income market if the ATAC Risk-On/Risk-Off Index (the “RORO Index”) is unsuccessful at predicting future performance for the underlying exchange-traded funds (“Underlying ETFs” or “ETF”) in which the Fund invests.

Short-Term Signals Risk (ATAC Credit Rotation ETF) – Additionally, because the Adviser (defined below) determines the exposure for the ATAC Credit Rotation ETF based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the ATAC Credit Rotation ETF may significantly underperform relative to the broader fixed income market if the ATAC Credit-On/Credit-Off Index (the “JOJO Index”) is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Credit Risk (ATAC Credit Rotation ETF Only) – Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

Derivatives Risk (ATAC US Rotation ETF Only) – The Fund is exposed to Derivatives Risk through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

Equity Market Risk (ATAC US Rotation ETF Only) – To the extent the Fund invests in Underlying ETFs that invest in equity securities, the Fund is subject to the risk that the equity securities held by such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks –

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium)

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

Fixed Income Risk – The Funds invest in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

Government Obligations Risk (ATAC US Rotation ETF Only) – Some of the Underlying ETFs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Government Securities Risk (ATAC Credit Rotation ETF Only) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

Growth Stocks Risk (ATAC US Rotation ETF Only) – Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

High Portfolio Turnover Risk – The Funds actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

High Yield Securities Risk (ATAC Credit Rotation ETF only) – Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (ATAC Credit Rotation ETF) – When interest rates increase, underlying fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Fund.

Leveraged ETF Risk (ATAC US Rotation ETF Only) – Leveraged ETFs are subject to the risks presented by traditional ETFs (see “ETF Risks” above). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Market Capitalization Risk (ATAC US Rotation ETF Only) – These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk – Because the Funds are “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio. This may increase each Fund’s volatility and have a greater impact on each Fund’s performance.

Underlying ETFs Risks – The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Management Fee	Management Fee After Waiver
ATAC US Rotation ETF	1.25%	0.98%
ATAC Credit Rotation ETF	1.25%	0.98%

The Adviser has contractually agreed to waive 0.27% of its Management Fee until at least December 31, 2022 for each Fund (each, a “Fee Waiver Agreement,” and collectively, the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees and Management Fee Waivers for the year ended August 31, 2022 are disclosed in the Statements of Operations.

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.98%. The Management Fees incurred are paid monthly to the Adviser.

The Adviser has entered into an agreement with Tactical Rotation Management, LLC (“TRM”), an entity owned by Mr. Michael Gayed, a portfolio manager for the Funds, under which the Adviser and TRM jointly assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”), and such expenses are divided equally between the Adviser and TRM. Although TRM has agreed to be responsible for half of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. TRM is entitled to a fee, paid by the Adviser, based on the Management Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

5. SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under the terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Name of Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
ATAC US Rotation ETF	$—	$—	0%
ATAC Credit Rotation ETF	$3,052,914	$3,144,885	49.2%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2022, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Funds’ Schedules of Investments, if applicable. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

As of August 31, 2022, the ATAC US Rotation ETF did not have any securities on loan.

6. PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments, U.S. government securities and in-kind transactions were as follows:

Name of Fund	Purchases	Sales
ATAC US Rotation ETF	$288,917,899	$289,737,113
ATAC Credit Rotation ETF	151,806,649	152,413,005

There were no purchases or sales of long-term U.S. Government securities for the year ended August 31, 2022 in the ATAC US Rotation ETF or the ATAC Credit Rotation ETF.

For the year ended August 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

Name of Fund	In-Kind Purchases	In-Kind Sales
ATAC US Rotation ETF	$8,273,486	$28,015,193
ATAC Credit Rotation ETF	7,439,892	2,942,609

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

7. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended August 31, 2022 and the period ended August 31, 2021 was as follows:

Name of Fund	Distributions paid from:	August 31, 2022	August 31, 2021
ATAC US Rotation ETF	Ordinary income	$1,060,738	$—
ATAC Credit Rotation ETF	Ordinary income	282,080	3,846
ATAC Credit Rotation ETF	Return of Capital	66,021	—

As of August 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	ATAC US Rotation ETF	ATAC Credit Rotation ETF
Cost of investments(1)	$9,859,502	$10,979,978
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	(2,066,321)	(1,621,226)
Net tax unrealized appreciation (depreciation)	(2,066,321)	(1,621,226)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(8,877,309)	(310,125)
Total accumulated gain (loss)	$(10,943,630)	$(1,931,351)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of August 31, 2022, the Funds had no late year losses and no short-term capital loss carryovers. As of August 31, 2022, the ATAC US Rotation ETF and ATAC Credit Rotation ETF deferred, on a tax basis, post-October losses of $8,877,309 and $310,125, respectively.

8. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized

ATAC ETFs

Notes to the Financial Statements – Continued

August 31, 2022

Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

9. RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

ATAC ETFs

Report Of Independent Registered Public Accounting Firm

To the Shareholders of
ATAC US Rotation ETF and
ATAC Credit Rotation ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ATAC US Rotation ETF (“US Rotation ETF”) and ATAC Credit Rotation ETF (“Credit Rotation ETF”) (collectively the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of August 31, 2022, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2022, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
ATAC US Rotation ETF	For the year ended August 31, 2022	For the year ended August 31, 2022 and for the period November 17, 2020 (commencement of operations) to August 31, 2021	For the year ended August 31, 2022 and for the period November 17, 2020 (commencement of operations) to August 31, 2021
ATAC Credit Rotation ETF	For the year ended August 31, 2022	For the year ended August 31, 2022 and for the period July 15, 2021 (commencement of operations) to August 31, 2021	For the year ended August 31, 2022 and for the period July 15, 2021 (commencement of operations) to August 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

ATAC ETFs

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 27, 2022

ATAC ETFs

Expense Examples (Unaudited)

For the Six Months Ended August 31, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2022 to August 31, 2022.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ATAC ETFs

Expense Examples (Unaudited) – Continued

For the Six Months Ended August 31, 2022

ATAC US Rotation ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period March 1, 2022 – August 31, 2022(1)
Actual	$ 1,000.00	$ 729.40	$ 4.27
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.27	$ 4.99

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.98% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

ATAC Credit Rotation ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period March 1, 2022 – August 31, 2022(2)
Actual	$ 1,000.00	$ 837.00	$ 4.54
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.27	$ 4.99

(2)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.98% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

ATAC ETFs

Trustees and Executive Officers (Unaudited)

August 31, 2022

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018).	32	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	32	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017-2019), Credijusto (financial technology company); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	32	None

ATAC ETFs

Trustees and Executive Officers (Unaudited) – Continued

August 31, 2022

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	32

Trustee, Tidal ETF Trust II (1 series)
(since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (25 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

ATAC ETFs

Trustees and Executive Officers (Unaudited) – Continued

August 31, 2022

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

ATAC ETFs

Additional Information (Unaudited)

August 31, 2022

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ATAC US Rotation ETF	0.32%
ATAC Credit Rotation ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended August 31, 2022, was as follows:

ATAC US Rotation ETF	75.54%
ATAC Credit Rotation ETF	58.17%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the periods ended August 31, 2022, was as follows:

ATAC US Rotation ETF	14.38%
ATAC Credit Rotation ETF	3.98%

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 855-ATACFUND or by accessing the Funds’ website at www.atacfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling 855-ATACFUND or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.atacfunds.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 855-ATACFUND. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

ATAC ETFs

Additional Information (Unaudited) – Continued

August 31, 2022

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.atacfunds.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 855-ATACFUND. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.atacfunds.com.

Investment Adviser

Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel

Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
ATAC US Rotation ETF	RORO	886364843
ATAC Credit Rotation ETF	JOJO	886364652

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ATAC US Rotation ETF

	FYE 08/31/2022	FYE 08/31/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

2

ATAC Credit Rotation ETF

	FYE 08/31/2022	FYE 08/31/2021
Audit Fees	$12,500	$5,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 08/31/2022	FYE 08/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 08/31/2022	FYE 08/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

3

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

4

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tidal ETF Trust

By (Signature and Title) )_/s/ Eric W. Falkeis____________________________________________________ _____________

                                                Eric W. Falkeis, President/Principal Executive Officer

Date

November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Eric W. Falkeis           ___________________________________________________________

  Eric W. Falkeis, President/Principal Executive Officer

Date

November 7, 2022

By (Signature and Title)*   /s/ Aaron J. Perkovich_________________________________________________  _____________

                                               Aaron Perkovich, Treasurer/Principal Financial Officer

Date

November 7, 2022

* Print the name and title of each signing officer under his or her signature.

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